CONTRACTS IN PROGRESS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
CONTRACTS IN PROGRESS [Abstract]
Costs incurred on uncompleted contracts, net	$ 18,417	[1]	$ 35,032	[1]
Estimated earnings	8,544		5,221
Total costs and estimated earnings on uncompleted contract	26,961		40,253
Less - billings and progress payments	23,287		37,205
Costs and estimated earnings in excess of billings on uncompleted contracts	3,674		3,048
Less: Long-term portion	(1,017)		(1,017)
Costs and estimated earnings in excess of billings on uncompleted contracts - Current portion	2,657		2,031
OCS Grants	$ 0		$ 15

[1]	Net of OCS grants in the amount of $0 and $15 as of December 31, 2014 and 2013, respectively (see Note 10b).